Trade Accounts Receivable, Net (Tables)	9 Months Ended
Sep. 30, 2019
Text block [abstract]
Disclosure of Accounts Receivable, Net
As of September 30, 2019 and December 31, 2018, Company’s trade accounts receivables, net are as follows:

	September 30, 2019		December 31, 2018
Trade receivables	Ps.	7,780	Ps.	11,726
The Coca-Cola Company (related party) (Note 13)		721		1,173
Loans to employees		94		77
FEMSA and subsidiaries (related parties) (Note 13)		1,278		783
Other related parties (Note 13)		609		575
Other		1,317		1,108
Allowance for expected credit losses		(839)		(595)

	Ps.	10,960	Ps.	14 , 847